UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
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Address:   10250 Constellation Boulevard
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           Suite 2950
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           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      C. Martin Meekins
           --------------------------------------------------
Title:     General Counsel and Chief Compliance Officer
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Phone:     310-843-3071
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ C. Martin Meekins      Los Angeles, California         05/15/2013
-----------------------  ---------------------------    ------------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        92
                                               -------------

Form 13F Information Table Value Total:        $  4,780,573
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE



                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMAZON COM INC               COM              023135106   13,325     50,000 SH  PUT  SOLE                    50,000      0    0
BALLY TECHNOLOGIES INC       COM              05874B107   96,805  1,862,700 SH       SOLE                 1,862,700      0    0
BANK OF AMERICA CORPORATION  COM              060505104   91,350  7,500,000 SH  PUT  SOLE                 7,500,000      0    0
BARNES GROUP INC             NOTE 3.375% 3/1  067806AD1   21,480 19,596,000 PRN      SOLE                         0      0    0
BARRICK GOLD CORP            COM              067901108   73,500  2,500,000 SH       SOLE                 2,500,000      0    0
BARRICK GOLD CORP            COM              067901108   44,100  1,500,000 SH  CALL SOLE                 1,500,000      0    0
BARRICK GOLD CORP            COM              067901108   51,450  1,750,000 SH  PUT  SOLE                 1,750,000      0    0
BOSTON PRIVATE FINL HLDGS IN *W EXP 11/21/201 101119113    1,012    300,260 SH       SOLE                   300,260      0    0
BRISTOW GROUP INC            NOTE 3.000% 6/1  110394AC7    4,069  3,555,000 PRN      SOLE                         0      0    0
COBALT INTL ENERGY INC       NOTE 2.625%12/0  19075FAA4   25,149 22,500,000 PRN      SOLE                         0      0    0
COMMONWEALTH REIT            COM SH BEN INT   203233101   44,880  2,000,000 SH       SOLE                 2,000,000      0    0
COMTECH TELECOMMUNICATIONS C NOTE 3.000% 5/0  205826AF7    4,200  4,106,000 PRN      SOLE                         0      0    0
COMVERSE INC                 COM              20585P105    3,597    128,278 SH       SOLE                   128,278      0    0
CONSTELLATION BRANDS INC     CL A             21036P108   95,280  2,000,000 SH       SOLE                 2,000,000      0    0
CONSTELLATION BRANDS INC     CL A             21036P108   95,280  2,000,000 SH  CALL SOLE                 2,000,000      0    0
CORELOGIC INC                COM              21871D103    6,258    241,977 SH       SOLE                   241,977      0    0
DELTA AIR LINES INC DEL      COM NEW          247361702   13,717   830,5800 SH  PUT  SOLE                   830,800      0    0
DENDREON CORP                NOTE 2.875% 1/1  24823QAC1   50,532 64,365,000 PRN      SOLE                         0      0    0
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302   25,354    364,598 SH       SOLE                   364,598      0    0
E TRADE FINANCIAL CORP       NOTE 8/3         269246AZ7   14,888 14,247,000 PRN      SOLE                         0      0    0
ELECTRONIC ARTS INC          NOTE 0.750% 7/1  285512AA7   16,006 16,500,000 PRN      SOLE                         0      0    0
ENERSYS                      NOTE 3.375% 6/0  29275YAA0   20,819 16,430,000 PRN      SOLE                         0      0    0
EXELON CORP                  COM              30161N101  144,816  4,200,000 SH       SOLE                 4,200,000      0    0
EXELON CORP                  COM              30161N101  137,920  4,000,000 SH  CALL SOLE                 4,000,000      0    0
EXELON CORP                  COM              30161N101   51,720  1,500,000 SH  PUT  SOLE                 1,500,000      0    0
FIRST AMERN FINL CORP        COM              31847R102    6,187    241,977 SH       SOLE                   241,977      0    0
FOREST CITY ENTERPRISES INC  NOTE 4.250% 8/1  345550AP2   19,221 17,300,000 PRN      SOLE                         0      0    0
FREEPORT-MCMORAN COPPER & GO COM              35671D857   62,890  1,900,000 SH  CALL SOLE                 1,900,000      0    0
GENCORP INC                  SDCV 4.062%12/3  368682AN0   24,851 15,900,000 PRN      SOLE                         0      0    0
GENERAL DYNAMICS CORP        COM              369550108   17,628    250,000 SH  CALL SOLE                   250,000      0    0
GENERAL ELECTRIC CO          COM              369604103    5,780    250,000 SH       SOLE                   250,000      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V126    1,219    103,355 SH       SOLE                   103,355      0    0
GLOBAL EAGLE ENTMT INC       COM              37951D102    3,995    407,700 SH       SOLE                   407,700      0    0
GROUP 1 AUTOMOTIVE INC       FRNT 2.250% 6/1  398905AE9    5,792  5,000,000 PRN      SOLE                         0      0    0
ISHARES SILVER TRUST         ISHARES          46428Q109   20,573    750,000 SH       SOLE                   750,000      0    0
ISHARES SILVER TRUST         ISHARES          46428Q109   41,145  1,500,000 SH  CALL SOLE                 1,500,000      0    0
ISHARES SILVER TRUST         ISHARES          46428Q109   20,573    750,000 SH  PUT  SOLE                   750,000      0    0
ISHARES TR                   DJ SEL DIV INX   464287168    8,128    128,200 SH       SOLE                   128,200      0    0
ISHARES TR                   DJ SEL DIV INX   464287168   63,400  1,000,000 SH  CALL SOLE                 1,000,000      0    0
ISHARES TR                   RUSSELL 2000     464287655   28,329    300,000 SH  PUT  SOLE                   300,000      0    0
IXIA                         NOTE 3.000%12/1  45071RAB5   16,512 12,500,000 PRN      SOLE                         0      0    0
LABORATORY CORP AMER HLDGS   COM NEW          50540R409   67,650    750,000 SH       SOLE                   750,000      0    0
LIBERTY INTERACTIVE CORP     INT COM SER A    53071M104   25,644  1,200,000 SH       SOLE                 1,200,000      0    0
LIBERTY MEDIA CORP DELAWARE  CL A             531229102   58,829    527,000 SH       SOLE                   527,000      0    0
LIFE TECHNOLOGIES CORP       COM              53217V109  116,334  1,800,000 SH       SOLE                 1,800,000      0    0
LOCKHEED MARTIN CORP         COM              539830109   77,216    800,000 SH  CALL SOLE                   800,000      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   18,925    500,000 SH       SOLE                   500,000      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   18,925    500,000 SH  PUT  SOLE                   500,000      0    0
MARRIOTT INTL INC NEW        CL A             571903202    8,446    200,000 SH  PUT  SOLE                   200,000      0    0
MGM RESORTS INTERNATIONAL    COM              552953101   18,673  1,420,000 SH  PUT  SOLE                 1,420,000      0    0
MICROSOFT CORP               COM              594918104   64,361  2,250,000 SH       SOLE                 2,250,000      0    0
NEWPARK RES INC              NOTE 4.000%10/0  651718AC2    9,675  8,250,000 PRN      SOLE                         0      0    0
NORTHROP GRUMMAN CORP        COM              666807102   35,075    500,000 SH  CALL SOLE                   500,000      0    0
PENN NATL GAMING INC         COM              707569109  108,860  2,000,000 SH       SOLE                 2,000,000      0    0
PHOTRONICS INC               NOTE 3.250% 4/0  719405AH5   11,230 10,697,000 PRN      SOLE                         0      0    0
PLAINS EXPL& PRODTN CO       COM              726505100  135,290  2,850,000 SH       SOLE                 2,850,000      0    0
RTI INTL METALS INC          NOTE 3.000%12/0  74973WAA5   15,818 13,627,000 PRN      SOLE                         0      0    0
SELECT SECTOR SPDR TR        SBI MATERIALS    81369Y100   47,016  1,200,000 SH  PUT  SOLE                 1,200,000      0    0
SELECT SECTOR SPDR TR        SBI HEALTHCARE   81369Y209   46,009  1,000,000 SH  PUT  SOLE                 1,000,000      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   81,941  4,500,000 SH  PUT  SOLE                 4,500,000      0    0
SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y704   41,760  1,000,000 SH  CALL SOLE                 1,000,000      0    0
SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y704  167,040  4,000,000 SH  PUT  SOLE                 4,000,000      0    0
SELECT SECTOR SPDR TR        TECHNOLOGY       81369Y803   15,135    500,000 SH  CALL SOLE                   500,000      0    0
SELECT SECTOR SPDR TR        TECHNOLOGY       81369Y803   90,810  3,000,000 SH  PUT  SOLE                 3,000,000      0    0
SELECT SECTOR SPDR TR        SBI INT-UTILS    81369Y886  156,400  4,000,000 SH  PUT  SOLE                 4,000,000      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107  193,088  1,250,000 SH  CALL SOLE                 1,250,000      0    0
SPDR GOLD TRUST              GOLD SHS         78463V107   11,585     75,000 SH  PUT  SOLE                    75,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103  506,044  3,230,000 SH  PUT  SOLE                 3,230,000      0    0
SPDR S&P MIDCAP 400 ETF TR   UTSER1 S&PDCRP   78467Y107   20,972    100,000 SH  CALL SOLE                   100,000      0    0
SPDR S&P MIDCAP 400 ETF TR   UTSER1 S&PDCRP   78467Y107  157,290    750,000 SH  PUT  SOLE                   750,000      0    0
SPDR SERIES TRUST            S&P RETAIL ETF   78464A714  140,780  2,000,000 SH  PUT  SOLE                 2,000,000      0    0
SPDR SERIES TRUST            S&P METALS MNG   78464A755    4,039    100,000 SH  PUT  SOLE                   100,000      0    0
SPIRIT RLTY CAP INC          COM              84860F109   34,200  1,800,000 SH       SOLE                 1,800,000      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100  136,620 22,000,000 SH       SOLE                22,000,000      0    0
STARWOOD HOTELS&RESORTS WRLD COM              85590A401   12,746    200,000 SH  PUT  SOLE                   200,000      0    0
STARZ                        LIBRTY CAP COM A 85571Q102   11,673    527,000 SH       SOLE                   527,000      0    0
STEWART ENTERPRISES INC      NOTE 3.125% 7/1  860370AH8    4,693  4,480,000 PRN      SOLE                         0      0    0
STILLWATER MNG CO            NOTE 1.750%10/1  86074QAL6   16,180 13,600,000 PRN      SOLE                         0      0    0
SUNPOWER CORP                DBCV 4.500% 3/1  867652AE9    3,019  3,000,000 PRN      SOLE                         0      0    0
TALISMAN ENERGY INC          COM              87425E103   39,060  3,200,000 SH       SOLE                 3,200,000      0    0
TFS FINL CORP                COM              87240R107   65,040  6,000,000 SH       SOLE                 6,000,000      0    0
TOWER GROUP INTL LTD         COM              G8988C105   44,280  2,400,000 SH       SOLE                 2,400,000      0    0
TYCO INTERNATIONAL LTD       SHS              H89128104   96,000  3,000,000 SH       SOLE                 3,000,000      0    0
TYCO INTERNATIONAL LTD       SHS              H89128104   64,000  2,000,000 SH  CALL SOLE                 2,000,000      0    0
TYCO INTERNATIONAL LTD       SHS              H89128104   32,000  1,000,000 SH  PUT  SOLE                 1,000,000      0    0
U S AIRWAYS GROUP INC        COM              90341W108   25,455  1,500,000 SH       SOLE                 1,500,000      0    0
U S AIRWAYS GROUP INC        COM              90341W108   25,455  1,500,000 SH  CALL SOLE                 1,500,000      0    0
U S AIRWAYS GROUP INC        COM              90341W108   60,564  3,568,900 SH  PUT  SOLE                 3,568,900      0    0
UNITED CONTL HLDGS INC       COM              910047109   16,005    500,000 SH  PUT  SOLE                   500,000      0    0
UNITEDHEALTH GROUP INC       COM              91324P102   42,908    750,000 SH       SOLE                   750,000      0    0
VERINT SYS INC               COM              92343X100    6,086    166,504 SH       SOLE                   166,504      0    0
YAHOO INC                    COM              984332106   79,999  3,400,000 SH       SOLE                 3,400,000      0    0